As filed with the Securities and Exchange Commission on March 19, 2019

Securities Act File No. 333-170122

Investment Company File No. 811-22487

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549
________________

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 450	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 452	☒

(Check appropriate box or boxes)
________________

DBX ETF TRUST
(Exact name of Registrant as specified in its charter)
________________

345 Park Avenue
New York, New York 10154
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (212) 250-2500

________________

Freddi Klassen

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and Address of Agent for Service)

Copy to: Stuart Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036
________________

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing relates solely to the following Fund, a series of the Registrant:

•       Xtrackers MSCI USA ESG Leaders Equity ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 18th day of March, 2019.

DBX ETF TRUST

By: /s/Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Stephen R. Byers*
Stephen R. Byers	Trustee and Chairman	March 18, 2019

/s/George O. Elston*
George O. Elston	Trustee	March 18, 2019

/s/Michael Gilligan
Michael Gilligan	Trustee, Treasurer, Chief Financial Officer and Controller	March 18, 2019

/s/Freddi Klassen
Freddi Klassen	President and Chief Executive Officer	March 18, 2019

/s/J. David Officer*
J. David Officer	Trustee	March 18, 2019

*By: /s/Freddi Klassen		March 18, 2019
Freddi Klassen (attorney-in-fact)**

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 376, as filed on December 21, 2016 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase